Selected Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
SELECTED QUARTERLY INFORMATION (UNAUDITED)

NOTE 10. SELECTED QUARTERLY INFORMATION (UNAUDITED)

The following table presents summarized unaudited quarterly financial data for each of the four quarters for the year ended December 31, 2019 and 2018. The data has been derived from the Company’s unaudited consolidated financial statements that, in management’s opinion, include all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of such information when read in conjunction with the financial statements and notes thereto. The results of operations for any quarter are not necessarily indicative of the results of operations for any future period.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2019
Operating costs	$175,067	$148,100	$578,996	$513,718
Interest income	$733,515	$770,755	$635,824	$510,942
Unrealized gain (loss) on marketable securities	$7,485	$(4,268)	$17,938	$(11,567)
Net income (loss)	$444,697	$488,526	$(30,315)	$(82,548)
Basic and diluted loss per share	$(0.02)	$(0.02)	$(0.15)	$(0.10)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2018
Operating costs	$229,889	$186,300	$170,280	$194,065
Interest income	$292,038	$513,904	$628,346	$698,688
Unrealized (loss) gain on marketable securities	$(16,762)	$36,642	$(19,592)	$13,507
Net income	$35,856	$287,754	$346,395	$411,274
Basic and diluted loss per share	$(0.05)	$(0.02)	$(0.02)	$(0.02)